Share-Based Compensation - Weighted Average Assumptions Used in Monte Carlo Simulation Model to Estimate Fair Value of PRSUs Granted (Detail) - PRSUs [Member]	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Risk-free interest rate	1.01%	0.79%
Expected life	3 years	3 years
Expected volatility	37.00%	43.00%